Details of Significant Accounts - Operating Revenue - Additional Information (Details) $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2015 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Jun. 01, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Upfront payment and future milestone payments							$ 49,000
Transaction price allocated to unsatisfied contracts					$ 360	$ 10,760
Sandoz AG
Disclosure Of Defined Benefit Plans [Line Items]
Non-refundable upfront payments received				$ 100
Aggregate milestone payments related to the Europe submission received	$ 2,275	$ 2,275	$ 2,275
TTY Biopharm Company Limited
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of net product sales used as base of royalty payments					12.00%
Authorization Collaboration And Development Contract
Disclosure Of Defined Benefit Plans [Line Items]
Transaction price allocated to unsatisfied contracts						10,760			$ 37,716
Authorization Collaboration And Development Contract | Next Three Years
Disclosure Of Defined Benefit Plans [Line Items]
Transaction price allocated to unsatisfied contracts					$ 360	$ 10,760			$ 37,716
Kong Sansheng Medical Limited [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Upfront payment received on development and sales milestones								$ 25,000